UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001

                      OPPENHEIMER GLOBAL OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 09/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                               11.6%
--------------------------------------------------------------------------------
Telik, Inc.                                                                 3.9
--------------------------------------------------------------------------------
Nektar Therapeutics                                                         3.8
--------------------------------------------------------------------------------
Oakley, Inc.                                                                2.6
--------------------------------------------------------------------------------
Bombardier, Inc., Cl. B                                                     2.4
--------------------------------------------------------------------------------
Saks, Inc.                                                                  2.3
--------------------------------------------------------------------------------
Cree, Inc.                                                                  2.2
--------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.                                             2.0
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B                                           1.9
--------------------------------------------------------------------------------
Electrocomponents plc                                                       1.6

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              64.6%
--------------------------------------------------------------------------------
Japan                                                                       7.0
--------------------------------------------------------------------------------
United Kingdom                                                              6.3
--------------------------------------------------------------------------------
France                                                                      5.0
--------------------------------------------------------------------------------
Switzerland                                                                 4.0
--------------------------------------------------------------------------------
Sweden                                                                      3.4
--------------------------------------------------------------------------------
Canada                                                                      2.4
--------------------------------------------------------------------------------
Germany                                                                     2.0
--------------------------------------------------------------------------------
Spain                                                                       1.5
--------------------------------------------------------------------------------
Italy                                                                       1.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

    United States/Canada                               67.0%
    Europe                                             25.5
    Asia                                                7.5

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) generated strong returns, both in absolute terms and relative to our benchmark, the Morgan Stanley Capital International, Inc. (MSCI) World Index. We attribute this favorable performance to successful stock selection overall during the past year, with a number of our top positions--including microprocessor maker, Advanced Micro Devices, Inc. (AMD), our largest holding by a wide margin as of September 30, 2006--contributing positively to the Fund's results.

      During the period, we continued to follow our bottom-up investment strategy. In other words, we invest stock-by-stock, looking to buy companies anywhere in the world that, in our view, offer a substantial amount of upside growth potential relative to their risk. Our focus is on generating absolute return, meaning that we invest in stocks because we believe they have good appreciation prospects, and not just because they happen to be found in the Fund's benchmark. We are long-term investors. Accordingly, we emphasize companies with the potential to generate solid growth over the next three to five years. In particular, we like businesses with a defensible market position, such as an intellectual property advantage or a way of preserving their competitive edge.

      Our largest holding was AMD, the world's second-largest manufacturer of microprocessors. This company provides an excellent example of the type of stock we favor for the portfolio. Until recently, the microprocessor market was an effective monopoly controlled by Intel. But through its innovative products, AMD has helped break Intel's stranglehold on the marketplace and managed to turn that monopoly into a duopoly. As a case in point: computer industry heavyweights Hewlett-Packard Development Co. and Dell, Inc., have begun using AMD chips in their products for the first time. AMD's emergence has made it a very strong performer for the Fund during the current reporting period. We maintain a large weighting in AMD because we believe it may continue to gain market share and extend its competitive advantage over its less-innovative rival.

      ABB Ltd., a Switzerland-based provider of infrastructure to the electric utility industry, was another positive performer. We originally bought ABB because the company has relatively few competitors and is well-positioned to benefit as municipalities in emerging and developed markets look to upgrade their aging energy infrastructure. When we first purchased ABB, it was trading at a relatively low valuation because of several problems with the company that we believed were temporary. This enabled us to establish a fairly large position at an attractive price. Our decision to invest has since proved very profitable, as


                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ABB has seen strong growth in its sales and profitability. We sold some of our ABB holdings during the period to lock in gains but continue to own a meaningful stake in the stock.

      Also adding to performance were two of our U.S.-based airline holdings, Continental Airlines, Inc. and AMR Corp., parent of American Airlines. Both companies benefited from strong growth in air travel and were increasingly profitable, despite the impact of rising oil prices.

      In an environment of strong returns for the Fund, we had relatively few significant detractors during the past year. One negative, however, was U.S.-based biopharmaceutical company Nektar Therapeutics, our third-largest holding at period end. Nektar, a maker of novel drug-delivery technologies, saw its shares underperform in part because of as-yet-unanswered questions about the safety of the company's inhaled insulin product for diabetics. Despite Nektar's recent difficulties, we remain confident in its long-term growth potential and have maintained our position in its stock. Another laggard during the period was Biosite, Inc., a medical diagnostics company based in the United States. Biosite provides medical professionals with testing systems for victims of heart attacks, drug overdoses and other conditions. We sold our Biosite shares after becoming concerned that the company was insufficiently forthcoming about its troubles with the U.S. Food and Drug Administration, which was debating whether to approve Biosite's innovative stroke diagnostic product. We were disappointed to lose money on this sale, but in hindsight it proved to be the correct move after the company's shares eventually fell even further.

      Lastly, during the reporting period, the Fund received a special dividend of $4 per share from Saks, Inc. This special dividend represented a significant percentage of the current period's income.

      IN CLOSING, PLEASE REMEMBER THAT INVESTING IN FOREIGN MARKETS ENTAILS ADDITIONAL RISKS, INCLUDING THE RISKS ASSOCIATED WITH CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTIES, AS DESCRIBED IN THE PROSPECTUS.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured from a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on February 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                   11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International, Inc. (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 22 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class A)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global
                           Opportunities Fund
                                (Class A)          MSCI World Index
                           ------------------      ----------------
            09/30/1996          $  9,425               $ 10,000
            12/31/1996          $  9,960               $ 10,469
            03/31/1997          $ 10,637               $ 10,511
            06/30/1997          $ 11,548               $ 12,105
            09/30/1997          $ 13,085               $ 12,463
            12/31/1997          $ 12,774               $ 12,168
            03/31/1998          $ 14,174               $ 13,923
            06/30/1998          $ 14,469               $ 14,219
            09/30/1998          $ 11,938               $ 12,526
            12/31/1998          $ 14,412               $ 15,185
            03/31/1999          $ 15,063               $ 15,740
            06/30/1999          $ 18,738               $ 16,505
            09/30/1999          $ 20,301               $ 16,274
            12/31/1999          $ 26,889               $ 19,033
            03/31/2000          $ 31,266               $ 19,242
            06/30/2000          $ 30,121               $ 18,574
            09/30/2000          $ 27,720               $ 17,654
            12/31/2000          $ 25,753               $ 16,574
            03/31/2001          $ 21,962               $ 14,457
            06/30/2001          $ 22,800               $ 14,858
            09/30/2001          $ 17,105               $ 12,733
            12/31/2001          $ 21,551               $ 13,836
            03/31/2002          $ 21,465               $ 13,922
            06/30/2002          $ 19,223               $ 12,646
            09/30/2002          $ 14,367               $ 10,332
            12/31/2002          $ 15,735               $ 11,132
            03/31/2003          $ 14,295               $ 10,582
            06/30/2003          $ 18,461               $ 12,407
            09/30/2003          $ 21,312               $ 13,020
            12/31/2003          $ 24,744               $ 14,891
            03/31/2004          $ 27,421               $ 15,296
            06/30/2004          $ 27,218               $ 15,455
            09/30/2004          $ 25,256               $ 15,316
            12/31/2004          $ 32,138               $ 17,161
            03/31/2005          $ 29,741               $ 16,990
            06/30/2005          $ 31,248               $ 17,092
            09/30/2005          $ 33,819               $ 18,303
            12/31/2005          $ 37,741               $ 18,881
            03/31/2006          $ 43,166               $ 20,149
            06/30/2006          $ 39,845               $ 20,083
            09/30/2006          $ 40,704               $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 13.43%     5-Year 17.53%     10-Year 15.07%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class B)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global
                           Opportunities Fund
                                (Class B)          MSCI World Index
                           ------------------      ----------------
            09/30/1996          $ 10,000               $ 10,000
            12/31/1996          $ 10,542               $ 10,469
            03/31/1997          $ 11,244               $ 10,511
            06/30/1997          $ 12,182               $ 12,105
            09/30/1997          $ 13,769               $ 12,463
            12/31/1997          $ 13,423               $ 12,168
            03/31/1998          $ 14,864               $ 13,923
            06/30/1998          $ 15,150               $ 14,219
            09/30/1998          $ 12,471               $ 12,526
            12/31/1998          $ 15,031               $ 15,185
            03/31/1999          $ 15,678               $ 15,740
            06/30/1999          $ 19,461               $ 16,505
            09/30/1999          $ 21,052               $ 16,274
            12/31/1999          $ 27,828               $ 19,033
            03/31/2000          $ 32,301               $ 19,242
            06/30/2000          $ 31,057               $ 18,574
            09/30/2000          $ 28,522               $ 17,654
            12/31/2000          $ 26,447               $ 16,574
            03/31/2001          $ 22,515               $ 14,457
            06/30/2001          $ 23,329               $ 14,858
            09/30/2001          $ 17,472               $ 12,733
            12/31/2001          $ 21,969               $ 13,836
            03/31/2002          $ 21,839               $ 13,922
            06/30/2002          $ 19,524               $ 12,646
            09/30/2002          $ 14,577               $ 10,332
            12/31/2002          $ 15,965               $ 11,132
            03/31/2003          $ 14,504               $ 10,582
            06/30/2003          $ 18,730               $ 12,407
            09/30/2003          $ 21,623               $ 13,020
            12/31/2003          $ 25,104               $ 14,891
            03/31/2004          $ 27,821               $ 15,296
            06/30/2004          $ 27,615               $ 15,455
            09/30/2004          $ 25,624               $ 15,316
            12/31/2004          $ 32,606               $ 17,161
            03/31/2005          $ 30,174               $ 16,990
            06/30/2005          $ 31,704               $ 17,092
            09/30/2005          $ 34,313               $ 18,303
            12/31/2005          $ 38,291               $ 18,881
            03/31/2006          $ 43,795               $ 20,149
            06/30/2006          $ 40,426               $ 20,083
            09/30/2006          $ 41,297               $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 14.40%     5-Year 17.78%     10-Year 15.24%


                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class C)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global
                           Opportunities Fund
                                (Class C)          MSCI World Index
                           ------------------      ----------------
            09/30/1996          $ 10,000               $ 10,000
            12/31/1996          $ 10,539               $ 10,469
            03/31/1997          $ 11,245               $ 10,511
            06/30/1997          $ 12,183               $ 12,105
            09/30/1997          $ 13,774               $ 12,463
            12/31/1997          $ 13,424               $ 12,168
            03/31/1998          $ 14,864               $ 13,923
            06/30/1998          $ 15,148               $ 14,219
            09/30/1998          $ 12,475               $ 12,526
            12/31/1998          $ 15,035               $ 15,185
            03/31/1999          $ 15,681               $ 15,740
            06/30/1999          $ 19,464               $ 16,505
            09/30/1999          $ 21,056               $ 16,274
            12/31/1999          $ 27,835               $ 19,033
            03/31/2000          $ 32,315               $ 19,242
            06/30/2000          $ 31,063               $ 18,574
            09/30/2000          $ 28,529               $ 17,654
            12/31/2000          $ 26,454               $ 16,574
            03/31/2001          $ 22,525               $ 14,457
            06/30/2001          $ 23,338               $ 14,858
            09/30/2001          $ 17,474               $ 12,733
            12/31/2001          $ 21,968               $ 13,836
            03/31/2002          $ 21,849               $ 13,922
            06/30/2002          $ 19,535               $ 12,646
            09/30/2002          $ 14,569               $ 10,332
            12/31/2002          $ 15,928               $ 11,132
            03/31/2003          $ 14,441               $ 10,582
            06/30/2003          $ 18,613               $ 12,407
            09/30/2003          $ 21,447               $ 13,020
            12/31/2003          $ 24,850               $ 14,891
            03/31/2004          $ 27,495               $ 15,296
            06/30/2004          $ 27,225               $ 15,455
            09/30/2004          $ 25,229               $ 15,316
            12/31/2004          $ 32,036               $ 17,161
            03/31/2005          $ 29,581               $ 16,990
            06/30/2005          $ 31,028               $ 17,092
            09/30/2005          $ 33,513               $ 18,303
            12/31/2005          $ 37,323               $ 18,881
            03/31/2006          $ 42,614               $ 20,149
            06/30/2006          $ 39,254               $ 20,083
            09/30/2006          $ 40,031               $ 21,001

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 18.45%     5-Year 18.03%     10-Year 14.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class N)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global
                           Opportunities Fund
                                (Class N)          MSCI World Index
                           ------------------      ----------------
            03/01/2001          $ 10,000               $ 10,000
            03/31/2001          $  9,150               $  9,345
            06/30/2001          $  9,492               $  9,604
            09/30/2001          $  7,122               $  8,231
            12/31/2001          $  8,966               $  8,944
            03/31/2002          $  8,926               $  8,999
            06/30/2002          $  7,988               $  8,174
            09/30/2002          $  5,969               $  6,678
            12/31/2002          $  6,533               $  7,196
            03/31/2003          $  5,934               $  6,840
            06/30/2003          $  7,658               $  8,020
            09/30/2003          $  8,831               $  8,416
            12/31/2003          $ 10,242               $  9,625
            03/31/2004          $ 11,343               $  9,887
            06/30/2004          $ 11,246               $  9,990
            09/30/2004          $ 10,429               $  9,900
            12/31/2004          $ 13,260               $ 11,093
            03/31/2005          $ 12,257               $ 10,982
            06/30/2005          $ 12,872               $ 11,048
            09/30/2005          $ 13,916               $ 11,831
            12/31/2005          $ 15,512               $ 12,205
            03/31/2006          $ 17,727               $ 13,024
            06/30/2006          $ 16,353               $ 12,982
            09/30/2006          $ 16,690               $ 13,575

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/06

1-Year 18.94%     5-Year 18.57%     Since Inception (3/1/01) 9.61%


                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

    Oppenheimer Global Opportunities Fund (Class Y)
    MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Global
                           Opportunities Fund
                                (Class Y)          MSCI World Index
                           ------------------      ----------------
            02/01/2001          $ 10,000               $ 10,000
            03/31/2001          $  8,120               $  8,556
            06/30/2001          $  8,437               $  8,794
            09/30/2001          $  6,335               $  7,536
            12/31/2001          $  7,988               $  8,189
            03/31/2002          $  7,966               $  8,240
            06/30/2002          $  7,144               $  7,484
            09/30/2002          $  5,348               $  6,115
            12/31/2002          $  5,865               $  6,589
            03/31/2003          $  5,334               $  6,263
            06/30/2003          $  6,898               $  7,343
            09/30/2003          $  7,971               $  7,706
            12/31/2003          $  9,262               $  8,813
            03/31/2004          $ 10,273               $  9,053
            06/30/2004          $ 10,205               $  9,147
            09/30/2004          $  9,478               $  9,064
            12/31/2004          $ 12,073               $ 10,157
            03/31/2005          $ 11,177               $ 10,055
            06/30/2005          $ 11,758               $ 10,116
            09/30/2005          $ 12,734               $ 10,833
            12/31/2005          $ 14,221               $ 11,175
            03/31/2006          $ 16,279               $ 11,925
            06/30/2006          $ 15,041               $ 11,886
            09/30/2006          $ 15,378               $ 12,430

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year 20.77%     5-Year 19.41%     Since Inception (2/1/01) 7.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING        ENDING         EXPENSES
                            ACCOUNT          ACCOUNT        PAID DURING
                            VALUE            VALUE          6 MONTHS ENDED
                            (4/1/06)         (9/30/06)      SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00        $  943.00      $5.52
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00         1,019.40       5.74
--------------------------------------------------------------------------------
Class B Actual               1,000.00           939.40       9.33
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00         1,015.49       9.70
--------------------------------------------------------------------------------
Class C Actual               1,000.00           939.40       9.18
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00         1,015.64       9.54
--------------------------------------------------------------------------------
Class N Actual               1,000.00           941.50       7.13
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00         1,017.75       7.41
--------------------------------------------------------------------------------
Class Y Actual               1,000.00           944.70       3.71
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00         1,021.26       3.86

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           1.13%
---------------------------
Class B           1.91
---------------------------
Class C           1.88
---------------------------
Class N           1.46
---------------------------
Class Y           0.76
--------------------------------------------------------------------------------

                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--85.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Goodyear Tire &
Rubber Co. (The) 1                                   4,000,000   $   58,000,000
--------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Bayerische Motoren
Werke AG                                               800,000       42,880,511
--------------------------------------------------------------------------------
DISTRIBUTORS--0.9%
Inchcape plc                                         4,000,000       39,225,599
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
iRobot Corp. 1                                         500,087       10,031,745
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.7%
Oakley, Inc. 2                                       6,800,000      115,940,000
--------------------------------------------------------------------------------
Shimano, Inc.                                          200,000        5,587,302
                                                                 ---------------
                                                                    121,527,302

--------------------------------------------------------------------------------
MEDIA--2.7%
Getty Images, Inc. 1                                   500,000       24,840,000
--------------------------------------------------------------------------------
Interpublic Group
of Cos., Inc. 1                                      9,000,000       89,100,000
--------------------------------------------------------------------------------
Toei Animation Co.
Ltd.                                                   400,000        8,651,852
                                                                 ---------------
                                                                    122,591,852

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.3%
Saks, Inc.                                           6,000,000      103,680,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
AutoNation, Inc. 1                                     700,000       14,630,000
--------------------------------------------------------------------------------
Hennes & Mauritz
AB, B Shares                                         1,100,000       46,007,519
                                                                 ---------------
                                                                     60,637,519

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
LVMH Moet
Hennessey Louis
Vuitton                                                500,000       51,514,690
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Rite Aid Corp. 1                                    16,003,300       72,654,982
--------------------------------------------------------------------------------
Tesco plc                                            2,000,000       13,480,874
                                                                 ---------------
                                                                     86,135,856

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Nestle SA                                              170,000   $   59,274,661
--------------------------------------------------------------------------------
Parmalat SpA 1                                       7,954,000       28,543,665
--------------------------------------------------------------------------------
Thorntons plc 2                                      6,300,000       18,047,520
                                                                 ---------------
                                                                    105,865,846

--------------------------------------------------------------------------------
FINANCIALS--7.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Mediobanca SpA                                         703,300       15,339,344
--------------------------------------------------------------------------------
Nomura Securities
Co. Ltd.                                             4,000,000       70,433,862
                                                                 ---------------
                                                                     85,773,206

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
Banco Comercial
Portugues SA                                         8,000,000       24,853,857
--------------------------------------------------------------------------------
Barclays plc                                         4,000,000       50,478,384
--------------------------------------------------------------------------------
DBS Group Holdings
Ltd.                                                 2,000,000       24,177,554
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                 5,000,000       50,506,469
--------------------------------------------------------------------------------
Sumitomo Trust &
Banking Co. Ltd.
(The)                                                4,000,000       42,037,414
                                                                 ---------------
                                                                    192,053,678

--------------------------------------------------------------------------------
INSURANCE--1.3%
Assicurazioni
Generali SpA                                           500,000       18,703,795
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                  500,000       38,266,224
                                                                 ---------------
                                                                     56,970,019

--------------------------------------------------------------------------------
HEALTH CARE--21.0%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--10.7%
Arena
Pharmaceuticals,
Inc. 1,2                                             4,000,000       47,920,000
--------------------------------------------------------------------------------
Cepheid, Inc. 1,2                                    4,900,000       35,378,000
--------------------------------------------------------------------------------
Kosan Biosciences,
Inc. 1,2                                             3,032,188       14,645,468
--------------------------------------------------------------------------------
NicOx SA 1,2                                         5,077,849       66,643,508
--------------------------------------------------------------------------------
Novavax, Inc. 1,2                                    6,009,883       22,777,457
--------------------------------------------------------------------------------
Q-Med AB                                             3,999,900       57,038,891
--------------------------------------------------------------------------------
Renovis, Inc. 1,2                                    2,900,000       39,904,000


                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Rigel Pharmaceuticals,
Inc. 1,2                                             2,001,730   $   20,557,767
--------------------------------------------------------------------------------
Telik, Inc. 1,2                                     10,000,000      177,900,000
                                                                 ---------------
                                                                    482,765,091

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
ArthroCare Corp. 1                                     900,000       42,174,000
--------------------------------------------------------------------------------
Bio-Rad Laboratories,
Inc., Cl. A 1                                          400,000       28,292,000
--------------------------------------------------------------------------------
bioMerieux                                             500,000       31,764,751
--------------------------------------------------------------------------------
Carl Zeiss Meditec
AG                                                     900,000       20,599,536
--------------------------------------------------------------------------------
Elekta AB, B Shares                                  1,600,000       30,130,388
--------------------------------------------------------------------------------
Essilor International
SA                                                     300,000       30,718,606
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                             500,000       52,725,000
--------------------------------------------------------------------------------
Kyphon, Inc. 1                                       1,000,000       37,420,000
--------------------------------------------------------------------------------
Tecan AG                                               300,000       14,970,611
                                                                 ---------------
                                                                    288,794,892

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
Nektar Therapeutics 1,2                             12,000,000      172,920,000
--------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Bombardier, Inc., Cl. B 1                           34,000,000      106,159,696
--------------------------------------------------------------------------------
AIRLINES--3.4%
AMR Corp. 1                                          3,000,000       69,420,000
--------------------------------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                                        3,000,000       84,930,000
                                                                 ---------------
                                                                    154,350,000

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
JGC Corp.                                            2,000,000       33,573,291
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.6%
ABB Ltd.                                             5,000,000       65,776,321
--------------------------------------------------------------------------------
II-VI, Inc. 1                                          300,000        7,476,000
--------------------------------------------------------------------------------
Schneider Electric SA                                  400,000       44,610,137
                                                                 ---------------
                                                                    117,862,458

--------------------------------------------------------------------------------
MACHINERY--0.9%
IWKA AG 1,2                                          1,361,000       27,682,175

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
SMC Corp.                                              100,000   $   13,189,881
                                                                 ---------------
                                                                     40,872,056

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Finisar Corp. 1                                     13,000,000       47,190,000
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.8%
Cogent, Inc. 1                                       1,500,600       20,603,238
--------------------------------------------------------------------------------
Cognex Corp.                                         1,000,000       25,260,000
--------------------------------------------------------------------------------
Electrocomponents
plc                                                 14,000,000       72,937,145
--------------------------------------------------------------------------------
Keyence Corp.                                          200,000       46,214,648
--------------------------------------------------------------------------------
Shimadzu Corp.                                       1,000,000        7,695,238
                                                                 ---------------
                                                                    172,710,269

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1                                         2,000,000       56,720,000
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--16.7%
Advanced Micro
Devices, Inc. 1                                     21,000,000      521,850,000
--------------------------------------------------------------------------------
Altera Corp. 1                                       2,000,000       36,760,000
--------------------------------------------------------------------------------
ATMI, Inc. 1                                           500,000       14,535,000
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                       5,002,500      100,600,275
--------------------------------------------------------------------------------
Rambus, Inc. 1                                       2,000,000       34,880,000
--------------------------------------------------------------------------------
Xilinx, Inc.                                         2,000,000       43,900,000
                                                                 ---------------
                                                                    752,525,275

--------------------------------------------------------------------------------
SOFTWARE--1.8%
Autonomy Corp. plc 1                                 4,503,519       39,104,026
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      200,000       41,210,582
                                                                 ---------------
                                                                     80,314,608

--------------------------------------------------------------------------------
MATERIALS--3.4%
--------------------------------------------------------------------------------
CHEMICALS--2.9%
Kuraray Co. Ltd.                                     4,000,000       44,495,238
--------------------------------------------------------------------------------
Novozymes AS,
B Shares                                               800,000       61,021,965
--------------------------------------------------------------------------------
Symyx Technologies,
Inc. 1                                               1,283,020       27,187,194
                                                                 ---------------
                                                                    132,704,397


                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Holmen AB, B Shares                                    500,000   $   20,878,394
--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
Iberdrola SA                                         1,500,000       67,143,454
                                                                 ---------------
Total Common Stocks
(Cost $3,350,727,773)                                             3,864,371,704

                                                     PRINCIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--13.5%
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36                                   $ 200,000,000      191,703,200
5.25%, 11/15/28-
2/15/29                                            200,000,000      211,523,600
5.375%, 2/15/31                                    100,000,000      108,039,100
--------------------------------------------------------------------------------
U.S. Treasury Nts.,
4.50%, 2/15/16                                     100,000,000       99,027,400
                                                                 ---------------
Total U.S. Government
Obligations
(Cost $581,322,658)                                                 610,293,300

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
--------------------------------------------------------------------------------
Undivided interest of 2.34% in joint repurchase
agreement (Principal Amount/Value
$1,040,829,000, with a maturity value
of $1,041,284,363) with UBS Warburg
LLC, 5.25%, dated 9/29/06, to be
repurchased at $24,365,655
on 10/2/06, collateralized
by Federal National
Mortgage Assn., 5%,
7/1/35-12/1/35, with
a value of
$1,064,458,659
(Cost $24,355,000)                               $  24,355,000   $   24,355,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,956,405,431)                                     99.8%   4,499,020,004
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                             0.2        6,970,332
                                                 -------------------------------
NET ASSETS                                               100.0%  $4,505,990,336
                                                 ===============================


                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES        GROSS        GROSS           SHARES
                                        SEPT. 30, 2005    ADDITIONS   REDUCTIONS   SEPT. 30, 2006
--------------------------------------------------------------------------------------------------
AMR Corp.*                                  10,000,000           --    7,000,000        3,000,000
Analogic Corp.                                 700,000           --      700,000               --
Arena Pharmaceuticals, Inc.                         --    4,000,000           --        4,000,000
Cepheid, Inc.                                       --    4,900,000           --        4,900,000
Continental Airlines, Inc., Cl. B*           6,305,700    1,800,000    5,105,700        3,000,000
Cree, Inc.                                   1,500,000    3,502,500           --        5,002,500
IWKA AG                                        500,000    1,000,000      139,000        1,361,000
Kosan Biosciences, Inc.                             --    3,032,188           --        3,032,188
Nektar Therapeutics                         12,000,000           --           --       12,000,000
NicOx SA                                     5,077,849           --           --        5,077,849
Novavax, Inc.                                       --    6,009,883           --        6,009,883
Oakley, Inc.                                 2,000,000    4,800,000           --        6,800,000
Renovis, Inc.                                       --    2,900,000           --        2,900,000
Rigel Pharmaceuticals, Inc.                         --    2,001,730           --        2,001,730
Telik, Inc.                                  2,000,000    8,000,000           --       10,000,000
Thorntons plc                                4,300,000    2,000,000           --        6,300,000

                                                              VALUE     DIVIDEND         REALIZED
                                                         SEE NOTE 1       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
AMR Corp.*                                            $          --*  $       --   $   63,522,922
Analogic Corp.                                                   --      126,000        9,315,105
Arena Pharmaceuticals, Inc.                              47,920,000           --               --
Cepheid, Inc.                                            35,378,000           --               --
Continental Airlines, Inc., Cl. B*                               --*          --       67,552,352
Cree, Inc.                                              100,600,275           --               --
IWKA AG                                                  27,682,175           --         (104,210)
Kosan Biosciences, Inc.                                  14,645,468           --               --
Nektar Therapeutics                                     172,920,000           --               --
NicOx SA                                                 66,643,508           --               --
Novavax, Inc.                                            22,777,457           --               --
Oakley, Inc.                                            115,940,000      480,000               --
Renovis, Inc.                                            39,904,000           --               --
Rigel Pharmaceuticals, Inc.                              20,557,767           --               --
Telik, Inc.                                             177,900,000           --               --
Thorntons plc                                            18,047,520      292,400               --
                                                      --------------------------------------------
                                                      $ 860,916,170   $  898,400   $  140,286,169
                                                      ============================================

* No longer an affiliate as of September 30, 2006. The value of the security has therefore been excluded from this table.


                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                    VALUE            PERCENT
--------------------------------------------------------------------------------
United States                                $ 2,907,450,426               64.6%
Japan                                            313,089,308                7.0
United Kingdom                                   283,780,017                6.3
France                                           225,251,692                5.0
Switzerland                                      178,287,817                4.0
Sweden                                           154,055,192                3.4
Canada                                           106,159,696                2.4
Germany                                           91,162,222                2.0
Spain                                             67,143,454                1.5
Italy                                             62,586,804                1.4
Denmark                                           61,021,965                1.4
Portugal                                          24,853,857                0.5
Singapore                                         24,177,554                0.5
                                             -----------------------------------
Total                                        $ 4,499,020,004              100.0%
                                             ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,972,902,628)                                        $  3,638,103,834
Affiliated companies (cost $983,502,803)                                                 860,916,170
                                                                                    -----------------
                                                                                       4,499,020,004
-----------------------------------------------------------------------------------------------------
Cash                                                                                       1,247,862
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            423
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                    10,498,317
Shares of beneficial interest sold                                                         9,402,528
Other                                                                                        108,152
                                                                                    -----------------
Total assets                                                                           4,520,277,286

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                     7,322,345
Investments purchased                                                                      2,676,896
Distribution and service plan fees                                                         2,611,131
Transfer and shareholder servicing agent fees                                                677,189
Trustees' compensation                                                                       567,138
Shareholder communications                                                                   320,495
Other                                                                                        111,756
                                                                                    -----------------
Total liabilities                                                                         14,286,950

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $  4,505,990,336
                                                                                    =================

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                          $        114,591
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             3,460,787,286
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                          3,497,211
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions           498,981,338
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                              542,609,910
                                                                                    -----------------
NET ASSETS                                                                          $  4,505,990,336
                                                                                    =================


                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $2,975,115,696 and 74,682,052 shares of beneficial interest outstanding)                   $39.84
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                   $42.27
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $643,743,138
and 16,888,253 shares of beneficial interest outstanding)                                     $38.12
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $645,095,698
and 16,919,101 shares of beneficial interest outstanding)                                     $38.13
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $107,367,158
and 2,746,094 shares of beneficial interest outstanding)                                      $39.10
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $134,668,646 and 3,355,115 shares of beneficial interest
outstanding)                                                                                  $40.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $2,923,369)             $     50,466,272
Affiliated companies                                                                         898,400
-----------------------------------------------------------------------------------------------------
Interest                                                                                  20,176,779
-----------------------------------------------------------------------------------------------------
Other income                                                                                  54,022
                                                                                    -----------------
Total investment income                                                                   71,595,473

-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
Management fees                                                                           28,804,292
-----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                    6,480,441
Class B                                                                                    7,416,517
Class C                                                                                    5,839,561
Class N                                                                                      477,941
-----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                    4,235,933
Class B                                                                                    1,453,930
Class C                                                                                      968,899
Class N                                                                                      251,311
Class Y                                                                                       64,660
-----------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                      490,723
Class B                                                                                      238,519
Class C                                                                                      118,744
Class N                                                                                        7,745
-----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  256,093
-----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       129,103
-----------------------------------------------------------------------------------------------------
Other                                                                                        167,667
                                                                                    -----------------
Total expenses                                                                            57,402,079
Less reduction to custodian expenses                                                         (44,135)
                                                                                    -----------------
Net expenses                                                                              57,357,944

-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     14,237,529


                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------
Net realized gain on:
Investments:
Unaffiliated companies                                                              $    458,919,245
Affiliated companies                                                                     140,286,169
Foreign currency transactions                                                             32,657,761
                                                                                    -----------------
Net realized gain                                                                        631,863,175
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                              (11,879,234)
Translation of assets and liabilities denominated in foreign currencies                   31,239,710
                                                                                    -----------------
Net change in unrealized appreciation                                                     19,360,476

-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    665,461,180
                                                                                    =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                    2006                2005
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                            $    14,237,529    $        263,794
-----------------------------------------------------------------------------------------------------
Net realized gain                                                    631,863,175         479,370,294
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 19,360,476         410,411,249
                                                                 ------------------------------------
Net increase in net assets resulting from operations                 665,461,180         890,045,337

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (42,470,310)                 --
Class B                                                               (8,500,967)                 --
Class C                                                               (6,531,058)                 --
Class N                                                               (1,343,976)                 --
Class Y                                                               (1,185,283)                 --
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                              (79,241,734)                 --
Class B                                                              (28,212,263)                 --
Class C                                                              (18,797,318)                 --
Class N                                                               (2,902,677)                 --
Class Y                                                               (1,884,027)                 --

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                              624,329,364         (38,322,000)
Class B                                                             (230,411,711)       (145,999,322)
Class C                                                               97,409,471         (26,752,036)
Class N                                                               23,293,980          16,887,093
Class Y                                                               85,322,878          17,793,178

-----------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------
Total increase                                                     1,074,335,549         713,652,250
-----------------------------------------------------------------------------------------------------
Beginning of period                                                3,431,654,787       2,718,002,537
                                                                 ------------------------------------
End of period (including accumulated net investment income
of $3,497,211 and $12,428,879, respectively)                     $ 4,505,990,336    $  3,431,654,787
                                                                 ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2006             2005            2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     34.99       $    26.13     $     22.05       $    15.06     $     17.96
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .24 1,2          .10 1          (.06)            (.07)           (.03)
Net realized and unrealized gain (loss)                  6.62             8.76            4.14             7.29           (2.83)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         6.86             8.86            4.08             7.22           (2.86)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.70)              --              --             (.21)           (.02)
Tax return of capital                                      --               --              --             (.02)             --
Distributions from net realized gain                    (1.31)              --              --               --            (.02)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (2.01)              --              --             (.23)           (.04)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     39.84       $    34.99     $     26.13       $    22.05     $     15.06
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      20.36%           33.91%          18.50%           48.34%         (16.01)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 2,975,115       $2,062,174     $ 1,572,487       $1,185,092     $   865,444
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 2,634,453       $1,895,296     $ 1,533,808       $  963,783     $ 1,209,791
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.62% 2          0.32%          (0.20)%          (0.48)%         (0.17)%
Total expenses                                           1.13%            1.17%           1.19%            1.36%           1.40%
Expenses after payments and waivers
and reduction to custodian expenses                      1.13%            1.16%           1.19%            1.36%           1.40%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    96%             107%             52%              61%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.19 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2006             2005            2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     33.53       $    25.25     $     21.48       $    14.66     $     17.60
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.11) 1,2        (.15) 1         (.33)            (.26)           (.20)
Net realized and unrealized gain (loss)                  6.41             8.43            4.10             7.15           (2.72)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         6.30             8.28            3.77             6.89           (2.92)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.40)              --              --             (.05)             --
Tax return of capital                                      --               --              --             (.02)             --
Distributions from net realized gain                    (1.31)              --              --               --            (.02)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.71)              --              --             (.07)           (.02)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     38.12       $    33.53     $     25.25       $    21.48     $     14.66
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      19.40%           32.79%          17.55%           47.15%         (16.63)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   643,743       $  771,194     $   701,803       $  659,224     $   522,255
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   742,195       $  777,123     $   753,094       $  564,030     $   747,894
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.30)% 2        (0.51)%         (1.06)%          (1.28)%         (0.92)%
Total expenses                                           1.94%            1.99%           2.03%            2.23%           2.16%
Expenses after payments and waivers
and reduction to custodian expenses                      1.94%            1.99%           2.03%            2.14%           2.16%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    96%             107%             52%              61%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2006             2005            2004             2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     33.58       $    25.28     $     21.49       $    14.67     $     17.61
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.06) 1,2        (.14) 1         (.26)            (.24)           (.19)
Net realized and unrealized gain (loss)                  6.38             8.44            4.05             7.14           (2.73)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                         6.32             8.30            3.79             6.90           (2.92)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.46)              --              --             (.06)             --
Tax return of capital                                      --               --              --             (.02)             --
Distributions from net realized gain                    (1.31)              --              --               --            (.02)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.77)              --              --             (.08)           (.02)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     38.13       $    33.58     $     25.28       $    21.49     $     14.67
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      19.45%           32.83%          17.64%           47.20%         (16.62)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   645,096       $  482,907     $   385,820       $  332,257     $   253,560
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   585,044       $  451,817     $   393,202       $  276,023     $   356,480
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.16)% 2        (0.45)%         (0.99)%          (1.26)%         (0.90)%
Total expenses                                           1.89% 5          1.93% 5         1.96% 5,6        2.15% 5         2.13% 5,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    96%             107%             52%              61%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                     2006             2005            2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     34.40       $    25.78     $     21.83       $    14.96     $     17.94
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .10 1,2          .01 1          (.05)            (.04)           (.06)
Net realized and unrealized gain (loss)                  6.52             8.61            4.00             7.15           (2.81)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         6.62             8.62            3.95             7.11           (2.87)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.61)              --              --             (.22)           (.09)
Tax return of capital                                      --               --              --             (.02)             --
Distributions from net realized gain                    (1.31)              --              --               --            (.02)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (1.92)              --              --             (.24)           (.11)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     39.10       $    34.40     $     25.78       $    21.83     $     14.96
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      19.94%           33.44%          18.10%           47.94%         (16.19)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   107,367       $   73,690     $    40,989       $   22,900     $    10,490
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    95,756       $   59,502     $    33,972       $   15,577     $     8,179
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.27% 2          0.02%          (0.54)%          (0.68)%         (1.33)%
Total expenses                                           1.48%            1.51%           1.54%            1.70%           1.61%
Expenses after payments and waivers
and reduction to custodian expenses                      1.48%            1.51%           1.54%            1.64%           1.61%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    96%             107%             52%              61%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                     2006             2005            2004             2003            2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     35.24       $    26.23     $     22.06       $    15.09     $     17.99
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .42 1,2          .21 1           .07              .06             .09
Net realized and unrealized gain (loss)                  6.62             8.80            4.10             7.25           (2.85)
                                                  -------------------------------------------------------------------------------
Total from investment operations                         7.04             9.01            4.17             7.31           (2.76)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.83)              --              --             (.32)           (.12)
Tax return of capital                                      --               --              --             (.02)             --
Distributions from net realized gain                    (1.31)              --              --               --            (.02)
                                                  -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (2.14)              --              --             (.34)           (.14)
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     40.14       $    35.24     $     26.23       $    22.06     $     15.09
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      20.77%           34.35%          18.90%           49.07%         (15.58)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   134,669       $   41,690     $    16,904       $    8,519     $     4,144
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    88,988       $   26,698     $    14,612       $    5,743     $     5,231
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    1.09% 2          0.66%           0.19%            0.04%           0.34%
Total expenses                                           0.78%            0.83%           0.85%            0.90%           0.88%
Expenses after payments and waivers
and reduction to custodian expenses                      0.78%            0.82%           0.85%            0.90%           0.88%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    96%             107%             52%              61%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.19 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments


                   36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
      ------------------------------------------------------------------------
      $349,347,381      $162,067,487             $985,478         $535,202,512

1. The Fund had $985,478 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended September 30, 2005, the Fund utilized $227,605,725 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                  REDUCTION TO        REDUCTION TO
                                   ACCUMULATED     ACCUMULATED NET
             INCREASE TO        NET INVESTMENT       REALIZED GAIN
             PAID-IN CAPITAL              LOSS    ON INVESTMENTS 4
             -----------------------------------------------------
             $65,131,850           $36,862,397        $101,994,247

4. $65,131,850, including $25,258,095 of long-term capital gain, was distributed in connection with Fund share redemptions.


                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

The tax character of distributions paid during the years ended September 30, 2006 and September 30, 2005 was as follows:

                                             YEAR ENDED       YEAR ENDED
                                         SEPT. 30, 2006   SEPT. 30, 2005
      ------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $    60,031,594   $           --
      Long-term capital gain                131,038,019               --
                                        --------------------------------
      Total                             $   191,069,613   $           --
                                        ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities            $ 3,963,812,829
      Federal tax cost of other investments           2,685,921
                                                ---------------
      Total federal tax cost                    $ 3,966,498,750
                                                ===============

      Gross unrealized appreciation             $   743,833,881
      Gross unrealized depreciation                (208,631,369)
                                                ---------------
      Net unrealized appreciation               $   535,202,512
                                                ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2006, the Fund's projected benefit obligations were increased by $32,025 and payments of $40,868 were made to retired trustees, resulting in an accumulated liability of $440,799 as of September 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   40 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED SEPTEMBER 30, 2006        YEAR ENDED SEPTEMBER 30, 2005
                                SHARES            AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                        29,179,760   $ 1,151,367,267       14,537,229    $    456,667,803
Dividends and/or
distributions reinvested     3,127,768       110,566,604               --                  --
Redeemed                   (16,560,412)     (637,604,507) 1   (15,772,470)       (494,989,803) 2
                           ---------------------------------------------------------------------
Net increase (decrease)     15,747,116   $   624,329,364       (1,235,241)   $    (38,322,000)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                         3,438,672   $   130,155,828        2,228,833    $     67,303,963
Dividends and/or
distributions reinvested       983,040        33,462,697               --                  --
Redeemed                   (10,533,656)     (394,030,236) 1    (7,022,888)       (213,303,285) 2
                           ---------------------------------------------------------------------
Net decrease                (6,111,944)  $  (230,411,711)      (4,794,055)   $   (145,999,322)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                         5,027,963   $   191,508,896        2,361,766    $     71,576,874
Dividends and/or
distributions reinvested       643,821        21,915,663               --                  --
Redeemed                    (3,132,442)     (116,015,088) 1    (3,246,643)        (98,328,910) 2
                           ---------------------------------------------------------------------
Net increase (decrease)      2,539,342   $    97,409,471         (884,877)   $    (26,752,036)
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                         1,375,227   $    53,147,288        1,141,689    $     35,239,277
Dividends and/or
distributions reinvested       118,786         4,132,554               --                  --
Redeemed                      (890,038)      (33,985,862) 1      (589,427)        (18,352,184) 2
                           ---------------------------------------------------------------------
Net increase                   603,975   $    23,293,980          552,262    $     16,887,093
                           =====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                         2,510,463   $    98,857,921          867,787    $     28,327,735
Dividends and/or
distributions reinvested        86,433         3,069,235               --                  --
Redeemed                      (424,839)      (16,604,278) 1      (329,134)        (10,534,557) 2
                           ---------------------------------------------------------------------
Net increase                 2,172,057   $    85,322,878          538,653    $     17,793,178
                           =====================================================================

1. Net of redemption fees of $41,689, $ 11,745, $9,258, $1,515 and $1,408 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $17,953, $7,362, $4,280, $564 and $253 for Class A, Class B, Class C, Class N and Class Y, respectively.


                   41 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                                PURCHASES            SALES
            --------------------------------------------------------------
            Investment securities          $3,326,469,402   $3,352,460,153
            U.S. government and
            government agency obligations     981,521,682      406,719,532

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            ----------------------------------------------
            Up to $250 million of net assets         0.80%
            Next $250 million of net assets          0.77
            Next $500 million of net assets          0.75
            Next $1 billion of net assets            0.69
            Next $1.5 billion of net assets          0.67
            Over $3.5 billion of net assets          0.65

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2006, the Fund paid $6,865,851 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                   42 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $11,949,528, $9,173,630 and $735,838, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2006   $   1,815,019   $      20,868   $     908,685   $      56,627  $       72,155

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                   43 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                     CONTRACT     VALUATION AS OF
                        EXPIRATION     AMOUNT       SEPTEMBER 30,     UNREALIZED
CONTRACT DESCRIPTION          DATE     (000s)                2006   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Singapore Dollar (SGD)     10/2/06      4,267SGD      $ 2,686,344          $ 423

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   44 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   45 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Opportunities Fund, including the statement of investments, as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Opportunities Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
November 15, 2006


                   46 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.3128 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 5, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions should be multiplied by 5.83% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $53,145,275 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $5,100,039 or 8.50% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   47 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   48 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
WITH THE FUND, LENGTH OF   TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX
SERVICE, AGE               CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
                           CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                           OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,        Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board      Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta of Trustees (since 2003),  Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 1993)       Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                    Director of ConAgra Foods (1993-2001); Director of Texas Instruments
                           (1993-2001); Director of FMC Corporation (1993-2001). Oversees 45 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,           Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)       (since 2005); Director of ICI Education Foundation (education foundation)
Age: 65                    (October 1991-August 2006); President of the Investment Company Institute
                           (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                           Company (insurance company) (October 1991-June 2004). Oversees 45 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,           A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in
Trustee (since 1993)       the OppenheimerFunds complex.
Age: 73

PHILLIP A. GRIFFITHS,      Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)       Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 68                    Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                           Foundation (since 2001); Chair of Science Initiative Group (since 1999);
                           Member of the American Philosophical Society (since 1996); Trustee of Woodward
                           Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                           Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                           Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                           1991). Oversees 45 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,            Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)       1998); and Senior Vice President and General Auditor of American Express
Age: 64                    Company (financial services company) (July 1998-February 2003). Oversees 45 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,            Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)       (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 54                    adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                           Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, the
                           Investment Committee of the Episcopal Church of America, the Investment
                           Committee and Board of Human Rights Watch and the Investment Committee of
                           Historic Hudson Valley. Oversees 45 portfolios in the OppenheimerFunds complex.


                   49 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,        Director of Dominion Resources, Inc. (electric utility holding company)
Trustee (since 1990)       (February 1972-October 2005); Former Director of Prime Retail, Inc. (real
Age: 79                    estate investment trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists Insurance
                           Company and American Manufacturers Mutual Insurance Company; Former President
                           and Chief Executive Officer of The Conference Board, Inc. (international economic and business research). Oversees 45 portfolios in the
                           OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,  Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 1990)       and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                    (non-profit educational organization); Founder, Chairman and Chief Executive
                           Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P.
                           Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force
                           (1954-1958). Oversees 45 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,          Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)       Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                    Member of the Investment Committee of the Associated Jewish Charities of
                           Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-
                           December 2001). Oversees 45 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,             President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)       company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                    Company, Inc. (soda ash processing and production) (since 1996); Vice
                           President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing
                           Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and
                           Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                           (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999).
                           Oversees 45 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,           General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)       Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 63                    (since September 2004); Member of Zurich Financial Investment Advisory Board
                           (insurance) (since October 2004); Board of Governing Trustees of The Jackson
                           Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                           Advanced Study (non-profit educational institute) (since May 1992); Special
                           Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of
                           AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy
                           Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 55 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE         THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR
                           AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL
                           AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                           RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                           POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                   50 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

JOHN V. MURPHY,            Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and     (since September 2000) of the Manager; President and a director or trustee of
Principal Executive        other Oppenheimer funds; President and Director of Oppenheimer Acquisition
Officer (since 2001)       Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer
Age: 57                    Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
                           July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                           Manager) (since November 2001); Chairman and Director of Shareholder Services,
                           Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                           Legacy Program (charitable trust program established by the Manager) (since
                           July 2001); Director of the following investment advisory subsidiaries of the
                           Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                           Corporation, Trinity Investment Management Corporation and Tremont Capital
                           Management, Inc. (since November 2001), HarbourView Asset Management
                           Corporation and OFI Private Investments, Inc. (since July 2001); President
                           (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                           Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                           Insurance Company (OAC's parent company) (since February 1997); Director of
                           DLB Acquisition Corporation (holding company parent of Babson Capital
                           Management LLC) (since June 1995); Member of the Investment Company
                           Institute's Board of Governors (since October 3, 2003); Chief Operating
                           Officer of the Manager (September 2000-June 2001); President and Trustee of
                           MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                           Company (September 1999-August 2000); President, Chief Executive Officer and
                           Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                           Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 92
                           portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------
OTHER OFFICERS             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                JENNINGS, DISHMON, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL
                           CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS.
                           VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                           CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM
                           OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

FRANK V. JENNINGS, PHD     Vice President of the Manager (since September 1995). An officer of 1
Vice President and         portfolio in the OppenheimerFunds complex.
Portfolio Manager
(since 1995)
Age: 59

RANDALL C. DISHMON,        Vice President of the Manager (since January 2005); Assistant Vice President
Assistant Vice President   and Senior Research Analyst (June 2001-January 2005) of the Manager;
and Assistant Portfolio    management consultant with Booz, Allen & Hamilton (May 1998-June 2001). An
Manager (since 2001)       officer of 1 portfolio in the OppenheimerFunds complex.
Age: 40


                   51 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,          Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief   2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer         Management Corporation and Shareholder Services, Inc. (since June 1983).
(since 2004)               Former Vice President and Director of Internal Audit of the Manager (1997-
Age: 56                    February 2004). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,           Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal    Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting   Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)       Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 47                    (since March 1999), OFI Private Investments, Inc. (since March 2000),
                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc
                           (since May 2000), OFI Institutional Asset Management, Inc. (since November
                           2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                           Officer of OFI Trust Company (trust company subsidiary of the Manager) (since
                           May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                           Centennial Asset Management Corporation (March 1999-October 2003) and
                           OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                           Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                           (March 1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,         Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer        Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)               portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,         Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer        Financial Reporting and Compliance of First Data Corporation (April 2003-July
(since 2005)               2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March
Age: 36                    2003); Director of Mutual Fund Operations at American Data Services, Inc.
                           (September 2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,            Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)     2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                    December 2001); General Counsel of Centennial Asset Management Corporation
                           (since December 2001); Senior Vice President and General Counsel of
                           HarbourView Asset Management Corporation (since December 2001); Secretary and
                           General Counsel of OAC (since November 2001); Assistant Secretary (since
                           September 1997) and Director (since November 2001) of OppenheimerFunds
                           International Ltd. and OppenheimerFunds plc; Vice President and Director of
                           Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                           Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                           President, General Counsel and Director of Shareholder Financial Services,
                           Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                           President, General Counsel and Director of OFI Private Investments, Inc. and
                           OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                           Legacy Program (since June 2003); Senior Vice President and General Counsel of
                           OFI Institutional Asset Management, Inc. (since November 2001); Director of
                           OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President
                           (May 1985-December 2003), Acting General Counsel (November 2001-February 2002)
                           and Associate General Counsel (May 1981-October 2001) of the Manager;
                           Assistant Secretary of the following: Shareholder Services, Inc. (May
                           1985-November 2001), Shareholder Financial Services, Inc. (November
                           1989-November 2001), and


                   52 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

ROBERT G. ZACK, Continued  OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,         Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary        Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)               2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                    General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                           (formerly, PaineWebber Incorporated). An officer of 92 portfolios in the
                           OppenheimerFunds complex.

KATHLEEN T. IVES,          Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary        (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)               Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                    Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                           Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                           Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                           1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,      Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary        September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)               September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 42                    Management. An officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   53 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2006 and $33,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $169,654 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $1,536 in fiscal 2006 and $5,000 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in during to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $155,336 in fiscal 2006 and $161,805 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/15/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/15/2006